Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
At cost:
Buildings	$60,987,458	$61,964,058
Machinery and equipment	72,611,558	74,520,599
Office equipment	1,385,389	1,474,944
Motor vehicles and other transport equipment	608,610	695,383
Molds and others	2,468,862	13,011,196
	138,061,877	151,666,180
Less: Accumulated depreciation	(50,791,146)	(52,862,408)
Less: provision for impairment for fixed assets	(23,767,121)	-
Property, plant and equipment, net	$63,503,610	$98,803,772